LOANS (covered) - Carrying Value of Purchased Impaired and Nonimpaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	$ 1,053,244		$ 1,481,493
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	195,892		334,039
Real estate-construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	17,120		42,743
Real estate-commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	637,044		855,725
Real estate-residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	121,117		147,052
Installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	13,176		21,071
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	64,978		73,695
All other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	3,917		7,168
Loans Accounted for Under FASB ASC Topic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	964,388		1,350,138
Loans Accounted for Under FASB ASC Topic 310-30 | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	182,625		295,600
Loans Accounted for Under FASB ASC Topic 310-30 | Real estate-construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	17,120		42,743
Loans Accounted for Under FASB ASC Topic 310-30 | Real estate-commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	627,257		837,942
Loans Accounted for Under FASB ASC Topic 310-30 | Real estate-residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	121,117		147,052
Loans Accounted for Under FASB ASC Topic 310-30 | Installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	12,123		19,560
Loans Accounted for Under FASB ASC Topic 310-30 | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	4,146		7,241
Loans Accounted for Under FASB ASC Topic 310-30 | All other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	0		0
Loans Excluded from FASB ASC Topic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	88,856	[1]	131,355	[1]
Loans Excluded from FASB ASC Topic 310-30 | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	13,267	[1]	38,439	[1]
Loans Excluded from FASB ASC Topic 310-30 | Real estate-construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	0	[1]	0	[1]
Loans Excluded from FASB ASC Topic 310-30 | Real estate-commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	9,787	[1]	17,783	[1]
Loans Excluded from FASB ASC Topic 310-30 | Real estate-residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	0	[1]	0	[1]
Loans Excluded from FASB ASC Topic 310-30 | Installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	1,053	[1]	1,511	[1]
Loans Excluded from FASB ASC Topic 310-30 | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	60,832	[1]	66,454	[1]
Loans Excluded from FASB ASC Topic 310-30 | All other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	$ 3,917	[1]	$ 7,168	[1]

[1]	Includes loans with revolving privileges which are scoped out of FASB ASC Topic 310-30 and certain loans which First Financial elected to treat under the cost recovery method of accounting.